Stock-based Compensation - Narrative (Details) - shares shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
2017 Stock Incentive Plan | Stock options
Stock-based Compensation
Terms (in years)	10 years	10 years
Vesting period (in years)	4 years	4 years
2014 Stock Incentive Plan
Stock-based Compensation
Terms (in years)	10 years	10 years
Vesting period (in years)	4 years	4 years
Shares available for issuance (in shares)	5.6	4.8
2014 Employee Stock Purchase Plan
Stock-based Compensation
Shares available for issuance (in shares)	0.2	0.2
Discount to the market price (as a percent)	15.00%	15.00%